DISCONTINUED OPERATIONS AND DECONSOLIDATION (Narrative) (Details) - CAD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 07, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Discontinued Operations And Deconsolidation [Abstract]
Net loss from discontinued operations, net of tax			$ 115,112
Cash		$ 2,449	863	$ 1,813	$ 13,903
Property, plant and equipment, net			3,730	5,058
Bank loans and revolving credit line			$ 15,145	$ 12,119
Loss from derecognition of net assets	$ 17,959
Decrease in investment	$ 0
Amount Of Related Party Transactions		$ 921